Accruals - Schedule of Accruals (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accruals [Abstract]
Professional fee	$ 1,124,186	$ 144,499	$ 35,000
Employee payroll and other benefits	11,322	1,455	377,056
Commission	650,806	83,653	606,562
Total accruals	$ 1,786,314	$ 229,607	$ 1,018,618